Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Notes Payable

Note 4. Notes Payable

On July 29, 2015, the Company entered into equity purchase agreements (the “Equity Line Purchase Agreements”) and registration rights agreements with certain accredited institutional investors. Under the Equity Line Purchase Agreements, the investors have agreed to purchase from the Company up to an aggregate of $10 million worth of shares of common stock, from time to time.

In consideration for entering into the Equity Line Purchase Agreements, the Company issued to the investors promissory notes having an aggregate principal amount of $300,000, which were recorded as stock issuance costs. The promissory notes were paid on April 15, 2016, and had an issuance date present value of $282,071. The promissory notes did not include terms for interest, therefore the interest was imputed at 9%. Total discount amortization of $7,281 was recorded as interest expense for the nine months ended September 30, 2016. The discount was being accreted over the term of the promissory notes using the effective interest rate method.

Note 4. Notes Payable

On July 29, 2015, the Company entered into equity purchase agreements (the “Equity Line Purchase Agreements”) and registration rights agreements with certain accredited institutional investors. Under the Equity Line Purchase Agreements, the investors have agreed to purchase from the Company up to an aggregate of $10 million worth of shares of common stock, from time to time.

In consideration for entering into the Equity Line Purchase Agreements, the Company issued to the investors promissory notes having an aggregate principal amount of $300,000, which were recorded as stock issuance costs. The promissory notes are payable by April 15, 2016, with an issuance date present value of $282,071. The promissory notes did not include terms for interest, therefore the interest was imputed at 9%. Total discount amortization of $10,648 was recorded as interest expense for the year ended December 31, 2015. The discount is being accreted over the term of the promissory notes using the effective interest rate method.